Average Annual Total Returns{- Franklin Mutual European Fund} - Franklin Mutual Series Funds-31 - Franklin Mutual European Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R Return Before Taxes Past 1 year	Class R Return Before Taxes Past 5 years	Class R Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception		Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 5 years	Class Z Return Before Taxes Past 10 years	MSCI Europe Value Local Index-NR (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 1 year		MSCI Europe Value Local Index-NR (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 5 years		MSCI Europe Value Local Index-NR (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 10 years		MSCI Europe Local Index-NR (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 1 year		MSCI Europe Local Index-NR (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 5 years		MSCI Europe Local Index-NR (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 10 years		MSCI Europe Value Index-NR (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 1 year		MSCI Europe Value Index-NR (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 5 years		MSCI Europe Value Index-NR (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 10 years		MSCI Europe Index-NR (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 1 year		MSCI Europe Index-NR (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 5 years		MSCI Europe Index-NR (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 10 years
Total	(11.63%)	1.47%	3.47%	(12.09%)	1.04%	2.53%	(6.59%)	1.29%	2.85%	(8.07%)	1.85%	3.31%	(6.76%)	2.36%	3.83%	(6.10%)	3.02%	3.89%	[1]	(6.23%)	2.88%	4.35%	(11.37%)	[2]	2.90%	[2]	3.98%	[2]	(2.21%)	[2]	5.58%	[2]	6.26%	[2]	(5.07%)	[3]	3.80%	[3]	2.87%	[3]	5.38%	[3]	6.78%	[3]	5.32%	[3]

[1]	1. Since inception May 1, 2013.
[2]

2. The MSCI Europe Value Local Index-NR (net of taxes on dividends) is replacing the MSCI Europe Local Index-NR (net of taxes on dividends) as the Fund’s primary benchmark. The investment manager believes the composition of the MSCI Europe Value Local Index-NR more accurately reflects the Fund’s current investment strategy and portfolio characteristics.

[3]

3. The MSCI Europe Value Index-NR (net of taxes on dividends) is replacing the MSCI Europe Index-NR (net of taxes on dividends) as the Fund’s secondary benchmark. The investment manager believes the composition of the MSCI Europe Value Index-NR more accurately reflects the Fund’s current investment strategy and portfolio characteristics.